Submission	Sep. 28, 2026
Submission [Line Items]
Central Index Key	0002146369
Registrant Name	Londonla Inc.
Registration File Number	333-297565
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES